Equity and Net Loss Per Share (Details) - Schedule of Weighted Average Shares Outstanding - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income		$ (396,744)		$ 114,024
Net income attributable to noncontrolling interests	$ 96,855	(349,139)		96,855	$ (383,326)
Net income available to Class A common stockholders		$ (47,605)		17,169
Adjustment for dilutive earn out unit at Falcon’s Beyond Global, LLC				(3,083)
Dilutive net income attributable to Class A common stockholders				$ 14,086
Weighted average Class A common stock outstanding - basic (in Shares)	9,021,520	7,095,204		9,021,520	7,095,204
Adjustment for dilutive Class A earnout shares (in Shares)				187,500
Weighted average Class A common stock outstanding - diluted (in Shares)	9,209,020			9,209,020	7,095,204
Net income per Class A common share - basic: (in Dollars per share)	$ 1.9	$ (6.71)		$ 1.9	$ (6.71)
Net income per Class A common share - diluted: (in Dollars per share)	$ 1.53			$ 1.53	$ (6.71)